Consolidated Statements of Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue :
Aeronautical services	$ 19,387,860	$ 18,589,161	$ 15,223,096
Non-aeronautical services	10,499,263	9,895,327	9,295,915
Construction services	7,350,308	2,848,299	1,302,633
Total revenue	37,237,431	31,332,787	25,821,644
Operating costs and expenses :
Cost of aeronautical and non-aeronautical services	12,547,191	10,645,044	8,956,286
Cost of construction services	7,350,308	2,848,299	1,302,633
Administrative expenses	346,047	319,638	319,200
Total operating costs and expenses	20,243,546	13,812,981	10,578,119
Operating profit	16,993,885	17,519,806	15,243,525
Interest income	1,440,338	1,615,065	1,349,317
Interest expense	(1,535,163)	(826,708)	(1,125,862)
Exchange income on foreign currency	965,070	2,604,447	771,746
Exchange loss on foreign currency	(2,899,855)	(531,957)	(1,608,954)
Other operating income (expense)	(2,029,610)	2,860,847	(613,753)
Share of loss of the investment accounted trought the equity method	(5,333)	(7,760)	(9,685)
Net income before income taxes	14,958,942	20,372,893	14,620,087
Income taxes:
Income tax	4,034,245	6,342,455	3,944,143
Net income for the year	10,924,697	14,030,438	10,675,944
Net income for the year attributable to:
Controlling interest	10,488,903	13,551,429	10,203,713
Non-Controlling interest	435,794	479,009	472,231
Net income for the year	10,924,697	14,030,438	10,675,944
Items that will not be reclassified to income for the period:
Remeasurement of labor obligations	(13,766)	(17,233)	1,644
Items that might be reclassified to income for the period:
Effect of the foreign currency translation in subsidiaries	(1,775,991)	2,818,418	(1,530,746)
Total comprehensive income for the year	9,134,940	16,831,623	9,146,842
Comprehensive income for the year attributable to:
Controlling interest	9,294,966	15,545,374	9,303,574
Non-Controlling interest	(160,026)	1,286,249	(156,732)
Total comprehensive income for the year	$ 9,134,940	$ 16,831,623	$ 9,146,842
Basic earnings per share expressed in Mexican Pesos	$ 34.96	$ 45.17	$ 34.01
Diluted earnings per share expressed in Mexican Pesos	$ 34.96	$ 45.17	$ 34.01